Related Party Transactions and Balances	6 Months Ended
Dec. 31, 2025
Related Party Transactions and Balances [Abstract]
RELATED PARTY TRANSACTIONS AND BALANCES

NOTE 11 – RELATED PARTY TRANSACTIONS AND BALANCES

The table below sets forth the major related parties and their relationships with the Company as of December 31, 2025, and June 30, 2025:

Name of related parties	Relationship with the Company
Zhen Fan	A shareholder of the Company
Lei Xu	A shareholder of the Company

	December 31, 2025	June 30, 2025
	(Unaudited)
Amounts due to related parties
Zhen Fan	$—	$6,187
Lei Xu	57	55,933
Amounts due to related parties, net	$57	$62,120

	December 31, 2025	June 30, 2025
	(Unaudited)
Amounts due from related parties
Zhen Fan	$992,907	$—
Amounts due from related parties, net	$992,907	$—

*	As of December 31, 2025, Zhen Fan’s account balances primarily include a fund transfers $1,000,000 and accounts payable for reimbursements of $7,093.